Share Capital and Share Premium - Authorized share capital (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 22, 2021
IfrsStatementLineItems [Line Items]
Par value per share				$ 0.004
Value Of Shares Authorised	$ 2,200	$ 2,200	$ 2,200
Common Shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised	500,000,000	500,000,000	500,000,000
Par value per share	$ 0.004	$ 0.004	$ 0.004
Value Of Shares Authorised	$ 2,000	$ 2,000	$ 2,000
Class B Common Shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised	100,000,000	100,000,000	100,000,000
Par value per share	$ 0.001	$ 0.001	$ 0.001
Value Of Shares Authorised	$ 100	$ 100	$ 100
Series B Preferred Shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised	100,000,000	100,000,000	100,000,000
Par value per share	$ 0.001	$ 0.001	$ 0.001
Value Of Shares Authorised	$ 100	$ 100	$ 100